U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.      Name and address of issuer:

        T. Rowe Price State Tax-Free Income Trust
        100 East Pratt Street
        Baltimore, MD 21202

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /

                New York Tax-Free Bond Fund

3.      Investment Company Act File Number:  811-4521

        Securities Act File Number:  033-06533

4a. Last day of fiscal year for which this Form is filed:

        February 28, 2002

4b.     / /  Check box if this Form is being filed late
        (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
        Instruction A.2.)

        Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c. / / Check box if this is the last time the issuer will be filing the Form.

5.      Calculation of registration fee:

(i)     Aggregate sale price of securities
        sold during the fiscal year pursuant
        to section 24(f):                                         $50,364,546


(ii)    Aggregate price of securities redeemed
        or repurchased during the fiscal year:                    $39,898,710

(iii)   Aggregate price of securities redeemed
        or repurchased during any prior fiscal year
        ending no earlier than October 11, 1995
        that were not previously used to reduce
        registration fees payable to the Commission:
                                                                   $3,860,842

(iv)    Total available redemption credits
        [add items 5(ii) and 5(iii)]:                             -$43,759,552

(v)     Net sales - if Item 5(i) is greater
        than Item 5(iv) [subtract Item 5(iv) from
        Item 5(i):                                                 $6,604,994

(vi)    Redemption credits available for use in future
        years - if Item 5(I)is less than Item 5(iv)
        [subtract Item 5(iv) from Item 5(I)]:                         $-0-

(vii)   Multiplier for determining registration fee (See
        Instruction C.9):                                          x .000092

(viii)  Registration fee due [multiply Item 5(v)
        by Item 5(vii)]  (enter "0" if no fee is due):               $607.66

6.      Prepaid Shares

        If the response to Item 5(I) was determined by
        deducting an amount of securities that were
        registered under the Securities Act of 1933
        pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of
        securities (number of shares or other units)
        deducted here: -0-.        If there
        is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due - if this Form is being
        filed more than 90 days after the end
        of the issuer's fiscal year (see
        Instruction D):                                                 +$-0-

8.      Total of the amount of the registration
        fee due plus any interest due [line 5(viii)
        plus line 7]:                                                 $607.66

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about May 28, 2002

        Method of delivery:     Wire transfer

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


Joseph A. Carrier, Treasurer
By (Signature and Title)*

May 17, 2002



                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.      Name and address of issuer:

        T. Rowe Price State Tax-Free Income Trust
        100 East Pratt Street
        Baltimore, MD 21202

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /

                New York Tax-Free Money Fund

3.      Investment Company Act File Number:  811-4521

        Securities Act File Number:  033-06533

4a. Last day of fiscal year for which this Form is filed:

        February 28, 2002

4b.     / /  Check box if this Form is being filed late
        (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
        Instruction A.2.)

        Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c. / / Check box if this is the last time the issuer will be filing the Form.

5.      Calculation of registration fee:

(i)     Aggregate sale price of securities
        sold during the fiscal year pursuant
        to section 24(f):                                        $71,880,746

(ii)    Aggregate price of securities redeemed
        or repurchased during the fiscal year:                   $72,174,615

(iii)   Aggregate price of securities redeemed
        or repurchased during any prior fiscal year
        ending no earlier than October 11, 1995
        that were not previously used to reduce
        registration fees payable to the Commission:                 $-0-

(iv)    Total available redemption credits
        [add items 5(ii) and 5(iii)]:                           -$72,174,615

(v)     Net sales - if Item 5(i) is greater
        than Item 5(iv) [subtract Item 5(iv) from
        Item 5(i):                                                  $-0-

(vi)    Redemption credits available for use in future
        years - if Item 5(I)is less than Item 5(iv)
        [subtract Item 5(iv) from Item 5(I)]:                     ($293,869)

(vii)   Multiplier for determining registration fee (See
        Instruction C.9):                                         x .000092

(viii)  Registration fee due [multiply Item 5(v)
        by Item 5(vii)]  (enter "0" if no fee is due):                $-0-
6.      Prepaid Shares

        If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due - if this Form is being
        filed more than 90 days after the end
        of the issuer's fiscal year (see                              $-0-
        Instruction D):

8.      Total of the amount of the registration
        fee due plus any interest due [line 5(viii)
        plus line 7]:                                                  $-0-

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about May 28, 2002

        Method of delivery:     Wire transfer

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


Joseph A. Carrier, Treasurer
By (Signature and Title)*

May 17, 2002





                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.      Name and address of issuer:

        T. Rowe Price State Tax-Free Income Trust
        100 East Pratt Street
        Baltimore, MD 21202

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /

        Maryland Tax-Free Bond Fund

3.      Investment Company Act File Number:  811-4521

        Securities Act File Number:  033-06533

4a. Last day of fiscal year for which this Form is filed:

        February 28, 2002

4b.     / /  Check box if this Form is being filed late
        (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
        Instruction A.2.)

        Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c. / / Check box if this is the last time the issuer will be filing the Form.

5.      Calculation of registration fee:

(i)     Aggregate sale price of securities
        sold during the fiscal year pursuant
        to section 24(f):                                       $245,371,961

(ii)    Aggregate price of securities redeemed
        or repurchased during the fiscal year:                  $144,212,294

(iii)   Aggregate price of securities redeemed
        or repurchased during any prior fiscal year
        ending no earlier than October 11, 1995
        that were not previously used to reduce
        registration fees payable to the Commission:                 $-0-

(iv)    Total available redemption credits
        [add items 5(ii) and 5(iii)]:                         - $144,212,294

(v)     Net sales - if Item 5(i) is greater
        than Item 5(iv) [subtract Item 5(iv) from
        Item 5(i):                                              $101,159,667

(vi)    Redemption credits available for use in future
        years - if Item 5(I)is less than Item 5(iv)
        [subtract Item 5(iv) from Item 5(I)]:                      ($-0-)

(vii)   Multiplier for determining registration fee (See
        Instruction C.9):                                         x .000092

(viii)  Registration fee due [multiply Item 5(v)
        by Item 5(vii)]  (enter "0" if no fee is due):            $9,306.69
6.      Prepaid Shares

        If the response to Item 5(I) was determined by
        deducting an amount of securities that were
        registered under the Securities Act of 1933
        pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of
        securities (number of shares or other units)
        deducted here: 0 shares.     If there
        is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares.

7.      Interest due - if this Form is being
        filed more than 90 days after the end
        of the issuer's fiscal year (see
        Instruction D):                                             +$  -0-

8.      Total of the amount of the registration
        fee due plus any interest due [line 5(viii)
        plus line 7]:                                              $9,306.69
        Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about May 28, 2002

        Method of delivery:     Wire transfer

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


Joseph A. Carrier, Treasurer
By (Signature and Title)*

May 17, 2002



                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.      Name and address of issuer:

        T. Rowe Price State Tax-Free Income Trust
        100 East Pratt Street
        Baltimore, MD 21202

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /

        Virginia Tax-Free Bond Fund

3.      Investment Company Act File Number:  811-4521

        Securities Act File Number:  033-06533

4a. Last day of fiscal year for which this Form is filed:

        February 28, 2002

4b.     / /  Check box if this Form is being filed late
        (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
        Instruction A.2.)

        Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c. / / Check box if this is the last time the issuer will be filing the Form.

5.      Calculation of registration fee:

(i)     Aggregate sale price of securities
        sold during the fiscal year pursuant
        to section 24(f):                                      $80,152,876

(ii)    Aggregate price of securities redeemed
        or repurchased during the fiscal year:                 $41,989,185

(iii)   Aggregate price of securities redeemed
        or repurchased during any prior fiscal year
        ending no earlier than October 11, 1995
        that were not previously used to reduce
        registration fees payable to the Commission:                $-0-

(iv)    Total available redemption credits
        [add items 5(ii) and 5(iii)]:                          -$41,989,185

(v)     Net sales - if Item 5(i) is greater
        than Item 5(iv) [subtract Item 5(iv) from
        Item 5(i):                                              $38,163,691

(vi)    Redemption credits available for use in future
        years - if Item 5(I)is less than Item 5(iv)
         [subtract Item 5(iv) from Item 5(I)]:                  ($    -0-)

(vii)   Multiplier for determining registration fee (See
        Instruction C.9):                                         x .000092

(viii)  Registration fee due [multiply Item 5(v)
        by Item 5(vii)]  (enter "0" if no fee is due):            $3,511.06

6.      Prepaid Shares

        If the response to Item 5(I) was determined by
        deducting an amount of securities that were
        registered under the Securities Act of 1933
        pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of
        securities (number of shares or other units)
        deducted here: -0-.            If there
        is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due - if this Form is being
        filed more than 90 days after the end
        of the issuer's fiscal year (see
        Instruction D):                                           $       -0-

8.      Total of the amount of the registration
        fee due plus any interest due [line 5(viii)
        plus line 7]:                                               $3,511.06

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about May 28, 2002

        Method of delivery:     Wire transfer

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


Joseph A. Carrier, Treasurer
By (Signature and Title)*

May 17,2002



                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.      Name and address of issuer:

        T. Rowe Price State Tax-Free Income Trust
        100 East Pratt Street
        Baltimore, MD 21202

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /

        New Jersey Tax-Free Bond Fund

3.      Investment Company Act File Number:  811-4521

        Securities Act File Number:  033-06533

4a. Last day of fiscal year for which this Form is filed:

        February 28, 2002

4b.     / /  Check box if this Form is being filed late
        (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2.)

        Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c. / / Check box if this is the last time the issuer will be filing the Form.

5.      Calculation of registration fee:

(i)     Aggregate sale price of securities
        sold during the fiscal year pursuant
        to section 24(f):                                         $27,836,696

(ii)    Aggregate price of securities redeemed
        or repurchased during the fiscal year:                    $22,048,191

(iii)   Aggregate price of securities redeemed
        or repurchased during any prior fiscal year
        ending no earlier than October 11, 1995
        that were not previously used to reduce
        registration fees payable to the Commission:                   $-0-

(iv)    Total available redemption credits
        [add items 5(ii) and 5(iii)]:                            -$22,048,191

(v)     Net sales - if Item 5(i) is greater
        than Item 5(iv) [subtract Item 5(iv) from
        Item 5(i):                                                 $5,788,505

(vi)    Redemption credits available for use in future
        years - if Item 5(I)is less than Item 5(iv)
        [subtract Item 5(iv) from Item 5(I)]:                         ($-0-)

(vii)   Multiplier for determining registration fee (See
        Instruction C.9):                                           x .000092

(viii)  Registration fee due [multiply Item 5(v)
        by Item 5(vii)]  (enter "0" if no fee is due):                $532.54
6.      Prepaid Shares

        If the response to Item 5(I) was determined by
        deducting an amount of securities that were
        registered under the Securities Act of 1933
        pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of
        securities (number of shares or other units)
        deducted here:   -0-. If there is a number of
        shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due - if this Form is being
        filed more than 90 days after the end
        of the issuer's fiscal year (see
        Instruction D):                                                    -0-

8.      Total of the amount of the registration
        fee due plus any interest due [line 5(viii)
        plus line 7]:                                                 $532.54

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about May 28, 2002

        Method of delivery:     Wire transfer

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


Joseph A. Carrier, Treasurer
By (Signature and Title)*

May 17, 2002



                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.      Name and address of issuer:

        T. Rowe Price State Tax-Free Income Trust
        100 East Pratt Street
        Baltimore, MD 21202

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /

        Maryland Short-Term Tax-Free Bond Fund

3.      Investment Company Act File Number:  811-4521

        Securities Act File Number:  033-06533

4a. Last day of fiscal year for which this Form is filed:

        February 28, 2002

4b.     / /  Check box if this Form is being filed late
( i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
        Instruction A.2.)

        Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c. / / Check box if this is the last time the issuer will be filing the Form.

5.      Calculation of registration fee:

(i)     Aggregate sale price of securities
        sold during the fiscal year pursuant
        to section 24(f):                                        $71,455,132

(ii)    Aggregate price of securities redeemed
        or repurchased during the fiscal year:                   $33,013,965

(iii)   Aggregate price of securities redeemed
        or repurchased during any prior fiscal year
        ending no earlier than October 11, 1995
        that were not previously used to reduce
        registration fees payable to the Commission:              $9,627,263

(iv)    Total available redemption credits
        [add items 5(ii) and 5(iii)]:                           -$42,641,228

(v)     Net sales - if Item 5(i) is greater
        than Item 5(iv) [subtract Item 5(iv) from Item 5(i)      $28,813,904


(vi)    Redemption credits available for use in future
        years - if Item 5(I)is less than Item 5(iv)
        [subtract Item 5(iv) from Item 5(I)]:                       ($-0-)

(vii)   Multiplier for determining registration fee (See
        Instruction C.9):                                         x .000092

(viii)  Registration fee due [multiply Item 5(v)
        by Item 5(vii)]  (enter "0" if no fee is due):            $2,650.88

6.      Prepaid Shares

        If the response to Item 5(I) was determined by
        deducting an amount of securities that were
        registered under the Securities Act of 1933
        pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of
        securities (number of shares or other units)
        deducted here: -0-.         If there is a
        number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due - if this Form is being
        filed more than 90 days after the end
        of the issuer's fiscal year (see
        Instruction D):                                               +$ -0-

8.      Total of the amount of the registration
        fee due plus any interest due [line 5(viii)
        plus line 7]:                                               $2,650.88

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about May 28, 2002

        Method of delivery:     Wire transfer

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


Joseph A. Carrier, Treasurer
By (Signature and Title)*


May 17,2002





                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.      Name and address of issuer:

        T. Rowe Price State Tax-Free Income Trust
        100 East Pratt Street
        Baltimore, MD 21202

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /

        Florida Intermediate Tax-Free Fund

3.      Investment Company Act File Number:  811-4521

        Securities Act File Number:  033-06533

4a. Last day of fiscal year for which this Form is filed:

        February 28, 2002

4b.     / /  Check box if this Form is being filed late
        (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
        Instruction A.2.)

        Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c. / / Check box if this is the last time the issuer will be filing the Form.

5.      Calculation of registration fee:

(i)     Aggregate sale price of securities
        sold during the fiscal year pursuant
        to section 24(f):                                       $33,841,092

(ii)    Aggregate price of securities redeemed
        or repurchased during the fiscal year:                  $22,141,299

(iii)   Aggregate price of securities redeemed
        or repurchased during any prior fiscal year
        ending no earlier than October 11, 1995
        that were not previously used to reduce
        registration fees payable to the Commission:             $9,184,762

(iv)    Total available redemption credits
        [add items 5(ii) and 5(iii)]:                          -$31,326,061

(v)     Net sales - if Item 5(i) is greater
        than Item 5(iv) [subtract Item 5(iv) from
        Item 5(i):                                               $2,515,031

(vi)    Redemption credits available for use in future
        years - if Item 5(I)is less than Item 5(iv)
        [subtract Item 5(iv) from Item 5(I)]:                       (-0-)

(vii)   Multiplier for determining registration fee (See
        Instruction C.9):                                         x .000092

(viii)  Registration fee due [multiply Item 5(v)
        by Item 5(vii)]  (enter "0" if no fee is due):              $231.38

6.      Prepaid Shares

        If the response to Item 5(I) was determined by
        deducting an amount of securities that were
        registered under the Securities Act of 1933
        pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of
        securities (number of shares or other units)
        deducted here: -0-.           If there
        is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due - if this Form is being
        filed more than 90 days after the end
        of the issuer's fiscal year (see Instruction D):             +$-0-

8.      Total of the amount of the registration
        fee due plus any interest due [line 5(viii)
        plus line 7]:                                                $231.38

9. Date the registration fee and any interest was sent to the Commission's lockbox depository:  on or about May 28, 2002

        Method of delivery:     Wire transfer

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


Joseph A. Carrier, Treasurer
By (Signature and Title)*

May 17,2002




                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.      Name and address of issuer:

        T. Rowe Price State Tax-Free Income Trust
        100 East Pratt Street
        Baltimore, MD 21202

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /

                Georgia Tax-Free Bond Fund

3.      Investment Company Act File Number:  811-4521

        Securities Act File Number:  033-06533

4a. Last day of fiscal year for which this Form is filed:

        February 28, 2002

4b.     / /  Check box if this Form is being filed late
        (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
        Instruction A.2.)

        Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c. / / Check box if this is the last time the issuer will be filing the Form.

5.      Calculation of registration fee:

(i)     Aggregate sale price of securities
        sold during the fiscal year pursuant
        to section 24(f):                                        $22,232,114

(ii)    Aggregate price of securities redeemed
        or repurchased during the fiscal year:                   $15,327,287

(iii)   Aggregate price of securities redeemed
        or repurchased during any prior fiscal year
        ending no earlier than October 11, 1995
        that were not previously used to reduce
        registration fees payable to the Commission:                  $-0-

(iv)    Total available redemption credits
        [add items 5(ii) and 5(iii)]:                           -$15,327,287

(v)     Net sales - if Item 5(i) is greater than
        Item 5(iv) [subtract Item 5(iv) from Item 5(i):           $6,904,827

(vi)    Redemption credits available for use in future
        years - if Item 5(I)is less than Item 5(iv)
        (subtract Item 5(iv) from Item 5(I)):                      ($-0-)

(vii)   Multiplier for determining registration fee
        (See  Instruction C.9):                                   x .000092

(viii)  Registration fee due [multiply Item 5(v)
        by Item 5(vii)]  (enter "0" if no fee is due):              $635.24

6.      Prepaid Shares

        If the response to Item 5(I) was determined by
        deducting an amount of securities that were
        registered under the Securities Act of 1933
        pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of
        securities (number of shares or other units)
        deducted here: -0-.         If there
        is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due - if this Form is being
        filed more than 90 days after the end
        of the issuer's fiscal year (see Instruction D):             +$-0-

8.      Total of the amount of the registration
        fee due plus any interest due [line 5(viii)
        plus line 7]:                                                $635.24

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about May 28, 2002

        Method of delivery:     Wire transfer

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


Joseph A. Carrier, Treasurer
By (Signature and Title)*

May 17, 2002


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.      Name and address of issuer:

        T. Rowe Price State Tax-Free Income Trust
        100 East Pratt Street
        Baltimore, MD 21202

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /

                Maryland Tax-Free Money Fund

3.      Investment Company Act File Number:  811-4521

        Securities Act File Number:  033-06533

4a. Last day of fiscal year for which this Form is filed:

        February 28, 2002

4b.     / /  Check box if this Form is being filed late
        (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
        Instruction A.2.)

        Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c. / / Check box if this is the last time the issuer will be filing the Form.

5.      Calculation of registration fee:

(i)     Aggregate sale price of securities
        sold during the fiscal year pursuant
        to section 24(f):                                        $60,185,889

(ii)    Aggregate price of securities redeemed
        or repurchased during the fiscal year:                   $18,894,478

(iii)   Aggregate price of securities redeemed
        or repurchased during any prior fiscal year
        ending no earlier than October 11, 1995
        that were not previously used to reduce
        registration fees payable to the Commission:                  $-0-

(iv)    Total available redemption credits
        [add items 5(ii) and 5(iii)]:                           -$18,894,478

(v)     Net sales - if Item 5(i) is greater than
        Item 5(iv) [subtract Item 5(iv) from Item 5(i):          $41,291,411

(vi)    Redemption credits available for use in future
        years - if Item 5(I)is less than Item 5(iv)
        (subtract Item 5(iv) from Item 5(I)):                      ($-0-)

(vii)   Multiplier for determining registration fee
        (See  Instruction C.9):                                   x .000092

(viii)  Registration fee due [multiply Item 5(v)
        by Item 5(vii)]  (enter "0" if no fee is due):            $3,798.81

6.      Prepaid Shares

        If the response to Item 5(I) was determined by
        deducting an amount of securities that were
        registered under the Securities Act of 1933
        pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of
        securities (number of shares or other units)
        deducted here: -0-.         If there
        is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due - if this Form is being
        filed more than 90 days after the end
        of the issuer's fiscal year (see Instruction D):             +$-0-

8.      Total of the amount of the registration
        fee due plus any interest due [line 5(viii)
        plus line 7]:                                              $3,798.81
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about May 28, 2002

        Method of delivery:     Wire transfer

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


Joseph A. Carrier, Treasurer
By (Signature and Title)*

May 17, 2002